PSF SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 99.1%
Common Stocks — 97.9%
Aerospace & Defense — 1.6%
AAR Corp.*	28,212	$1,010,554
Aerojet Rocketdyne Holdings, Inc.*	32,026	1,280,720
Ducommun, Inc.*	21,732	861,891
Maxar Technologies, Inc.	44,353	830,288
		3,983,453
Airlines — 0.3%
Spirit Airlines, Inc.*(a)	42,501	799,869
Auto Components — 0.7%
Adient PLC*	43,368	1,203,462
American Axle & Manufacturing Holdings, Inc.*	91,700	626,311
		1,829,773
Banks — 19.9%
Amalgamated Financial Corp.	16,712	376,856
Ameris Bancorp	38,805	1,734,972
Associated Banc-Corp.	87,006	1,747,080
Atlantic Union Bankshares Corp.	52,343	1,590,180
Banner Corp.	35,855	2,118,313
Berkshire Hills Bancorp, Inc.	21,363	583,210
Brookline Bancorp, Inc.	77,216	899,566
Cadence Bank(a)	39,276	998,003
Community Bank System, Inc.	21,113	1,268,469
ConnectOne Bancorp, Inc.	51,694	1,192,064
CVB Financial Corp.	76,390	1,934,195
Eastern Bankshares, Inc.	105,462	2,071,274
FB Financial Corp.	34,848	1,331,542
First Financial Bankshares, Inc.(a)	25,883	1,082,686
First Merchants Corp.	43,744	1,692,018
German American Bancorp, Inc.	23,526	840,113
Glacier Bancorp, Inc.	27,688	1,360,311
Hancock Whitney Corp.	61,529	2,818,644
Heritage Financial Corp.	36,017	953,370
Home BancShares, Inc.(a)	69,020	1,553,640
Independent Bank Corp.	27,230	2,029,452
Independent Bank Group, Inc.	17,753	1,089,857
Lakeland Financial Corp.	25,308	1,842,675
NBT Bancorp, Inc.	12,574	477,183
OceanFirst Financial Corp.	67,304	1,254,547
Origin Bancorp, Inc.	20,360	783,249
Pacific Premier Bancorp, Inc.	64,559	1,998,747
PacWest Bancorp	16,654	376,380
Pinnacle Financial Partners, Inc.	17,729	1,437,822
Renasant Corp.	50,425	1,577,294
SouthState Corp.	28,436	2,249,856
Towne Bank	40,478	1,086,025
TriCo Bancshares	31,804	1,420,049
United Community Banks, Inc.	75,818	2,509,576
Washington Federal, Inc.	72,201	2,164,586
		50,443,804
Beverages — 0.8%
Primo Water Corp.	152,105	1,908,918
Biotechnology — 5.2%
2seventy bio, Inc.*	24,031	349,651
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Agios Pharmaceuticals, Inc.*(a)	38,389	$1,085,641
Alkermes PLC*	27,828	621,399
Allogene Therapeutics, Inc.*(a)	50,547	545,908
Apellis Pharmaceuticals, Inc.*	13,380	913,854
Arcus Biosciences, Inc.*(a)	18,312	479,042
Avidity Biosciences, Inc.*(a)	20,710	338,194
Beam Therapeutics, Inc.*(a)	11,537	549,623
Cytokinetics, Inc.*	12,596	610,276
EQRx, Inc.*(a)	86,163	426,507
Intellia Therapeutics, Inc.*	7,999	447,624
Iovance Biotherapeutics, Inc.*	59,921	574,043
Kura Oncology, Inc.*(a)	33,057	451,559
Mersana Therapeutics, Inc.*	73,038	493,737
Myriad Genetics, Inc.*	44,083	841,104
REGENXBIO, Inc.*	20,814	550,114
Relay Therapeutics, Inc.*(a)	42,791	957,235
REVOLUTION Medicines, Inc.*(a)	31,820	627,490
Sage Therapeutics, Inc.*	29,914	1,171,432
Veracyte, Inc.*	32,830	544,978
Xencor, Inc.*	24,382	633,444
		13,212,855
Building Products — 0.7%
Resideo Technologies, Inc.*	88,962	1,695,616
Capital Markets — 1.0%
P10, Inc. (Class A Stock)	46,239	486,434
Piper Sandler Cos.	6,084	637,238
PJT Partners, Inc. (Class A Stock)	10,112	675,684
Stifel Financial Corp.	11,737	609,268
		2,408,624
Chemicals — 1.8%
Ashland, Inc.	9,720	923,108
Avient Corp.	68,688	2,081,247
HB Fuller Co.	24,804	1,490,720
		4,495,075
Commercial Services & Supplies — 1.6%
ABM Industries, Inc.	62,430	2,386,699
Deluxe Corp.	46,793	779,103
UniFirst Corp.	5,135	863,861
		4,029,663
Communications Equipment — 0.4%
Viavi Solutions, Inc.*	68,375	892,294
Construction & Engineering — 1.6%
Arcosa, Inc.	34,382	1,965,963
Dycom Industries, Inc.*	6,361	607,666
MasTec, Inc.*	22,684	1,440,434
		4,014,063
Construction Materials — 0.5%
Summit Materials, Inc. (Class A Stock)*	57,381	1,374,849
Consumer Finance — 0.5%
FirstCash Holdings, Inc.	12,869	943,941
A1

PSF SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Consumer Finance (cont’d.)
LendingClub Corp.*	29,709	$328,285
		1,272,226
Containers & Packaging — 0.2%
TriMas Corp.	22,215	556,930
Diversified Consumer Services — 0.6%
Adtalem Global Education, Inc.*	39,614	1,443,930
Diversified Financial Services — 0.1%
Alerus Financial Corp.	8,452	186,789
Diversified Telecommunication Services — 0.5%
Iridium Communications, Inc.*	28,650	1,271,200
Electric Utilities — 2.3%
ALLETE, Inc.	36,750	1,839,338
IDACORP, Inc.	20,511	2,030,794
MGE Energy, Inc.	29,240	1,919,021
		5,789,153
Electronic Equipment, Instruments & Components — 2.4%
CTS Corp.	19,795	824,462
FARO Technologies, Inc.*	32,232	884,446
Itron, Inc.*	27,459	1,156,298
Knowles Corp.*	66,418	808,307
Sanmina Corp.*	30,646	1,412,168
TTM Technologies, Inc.*	76,502	1,008,296
		6,093,977
Energy Equipment & Services — 1.4%
Helmerich & Payne, Inc.	45,636	1,687,163
NexTier Oilfield Solutions, Inc.*	133,238	985,961
Patterson-UTI Energy, Inc.	74,500	870,160
		3,543,284
Equity Real Estate Investment Trusts (REITs) — 8.6%
Acadia Realty Trust	141,795	1,789,453
Agree Realty Corp.(a)	29,644	2,003,341
Healthcare Realty Trust, Inc.(a)	59,208	1,234,487
Hudson Pacific Properties, Inc.(a)	131,009	1,434,549
Pebblebrook Hotel Trust(a)	116,615	1,692,084
Physicians Realty Trust(a)	221,378	3,329,525
RLJ Lodging Trust	219,069	2,216,978
Ryman Hospitality Properties, Inc.	30,284	2,228,600
SITE Centers Corp.	137,263	1,470,087
STAG Industrial, Inc.	75,236	2,138,959
Terreno Realty Corp.	44,481	2,357,048
		21,895,111
Food & Staples Retailing — 0.9%
BJ’s Wholesale Club Holdings, Inc.*	7,641	556,341
SpartanNash Co.(a)	23,888	693,230
United Natural Foods, Inc.*	33,531	1,152,460
		2,402,031
Food Products — 1.8%
Hostess Brands, Inc.*	114,640	2,664,234
Simply Good Foods Co. (The)*	22,503	719,871
Sovos Brands, Inc.*	24,098	343,155
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Utz Brands, Inc.(a)	47,312	$714,411
		4,441,671
Gas Utilities — 1.6%
Chesapeake Utilities Corp.	11,909	1,374,180
ONE Gas, Inc.	29,760	2,094,806
Southwest Gas Holdings, Inc.	9,193	641,212
		4,110,198
Health Care Equipment & Supplies — 2.6%
Avanos Medical, Inc.*	50,791	1,106,228
CONMED Corp.(a)	11,013	882,912
Enovis Corp.*	28,422	1,309,402
LivaNova PLC*	19,565	993,315
NuVasive, Inc.*	28,038	1,228,345
QuidelOrtho Corp.*	14,044	1,003,865
		6,524,067
Health Care Providers & Services — 0.9%
Acadia Healthcare Co., Inc.*	13,341	1,043,000
Owens & Minor, Inc.(a)	48,552	1,170,103
		2,213,103
Health Care Technology — 0.9%
Allscripts Healthcare Solutions, Inc.*	94,157	1,434,011
Health Catalyst, Inc.*	78,186	758,404
		2,192,415
Hotels, Restaurants & Leisure — 2.2%
Boyd Gaming Corp.	19,631	935,417
International Game Technology PLC(a)	74,373	1,175,093
Krispy Kreme, Inc.(a)	46,856	540,250
Red Rock Resorts, Inc. (Class A Stock)(a)	21,356	731,657
SeaWorld Entertainment, Inc.*	24,212	1,101,888
Travel + Leisure Co.	30,428	1,038,203
		5,522,508
Household Durables — 1.3%
Century Communities, Inc.	20,296	868,263
Installed Building Products, Inc.	8,523	690,278
Meritage Homes Corp.*	24,884	1,748,598
		3,307,139
Independent Power & Renewable Electricity Producers — 0.5%
NextEra Energy Partners LP(a)	18,015	1,302,665
Insurance — 2.7%
AMERISAFE, Inc.	13,000	607,490
CNO Financial Group, Inc.	50,123	900,710
Enstar Group Ltd.*	6,353	1,077,405
Hanover Insurance Group, Inc. (The)	7,983	1,022,942
RLI Corp.	6,291	644,073
Selective Insurance Group, Inc.(a)	31,703	2,580,624
		6,833,244
Interactive Media & Services — 0.3%
Bumble, Inc. (Class A Stock)*(a)	38,857	835,037

A2

PSF SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services — 0.2%
Repay Holdings Corp.*	65,129	$459,811
Leisure Products — 0.5%
Topgolf Callaway Brands Corp.*(a)	62,532	1,204,366
Life Sciences Tools & Services — 0.5%
NeoGenomics, Inc.*	104,380	898,712
Pacific Biosciences of California, Inc.*(a)	75,570	438,684
		1,337,396
Machinery — 3.8%
Astec Industries, Inc.	25,962	809,755
Columbus McKinnon Corp.	43,968	1,150,203
EnPro Industries, Inc.	18,346	1,559,043
ESCO Technologies, Inc.	22,935	1,684,346
Federal Signal Corp.	49,610	1,851,445
SPX Technologies, Inc.*	17,349	958,012
Terex Corp.	54,383	1,617,351
		9,630,155
Media — 2.1%
Entravision Communications Corp. (Class A Stock)	121,640	482,911
Gray Television, Inc.	49,146	703,771
iHeartMedia, Inc. (Class A Stock)*	34,429	252,364
John Wiley & Sons, Inc. (Class A Stock)	30,112	1,131,006
Nexstar Media Group, Inc.	6,808	1,135,915
TEGNA, Inc.	78,419	1,621,705
		5,327,672
Metals & Mining — 1.8%
ATI, Inc.*(a)	39,968	1,063,549
Carpenter Technology Corp.	33,109	1,031,014
Commercial Metals Co.(a)	34,593	1,227,360
Constellium SE*	87,328	885,506
Hecla Mining Co.(a)	114,610	451,563
		4,658,992
Mortgage Real Estate Investment Trusts (REITs) — 1.7%
KKR Real Estate Finance Trust, Inc.(a)	78,870	1,281,638
PennyMac Mortgage Investment Trust(a)	141,287	1,664,361
TPG RE Finance Trust, Inc.	101,236	708,652
Two Harbors Investment Corp.(a)	224,657	745,861
		4,400,512
Multiline Retail — 0.2%
Macy’s, Inc.	38,848	608,748
Oil, Gas & Consumable Fuels — 3.5%
Brigham Minerals, Inc. (Class A Stock)	28,179	695,176
Callon Petroleum Co.*	11,508	402,895
Golar LNG Ltd. (Cameroon)*	84,751	2,111,995
Green Plains, Inc.*(a)	29,317	852,245
Murphy Oil Corp.	35,825	1,259,965
PBF Energy, Inc. (Class A Stock)*	12,783	449,450
Peabody Energy Corp.*(a)	39,673	984,684
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Scorpio Tankers, Inc. (Monaco)	24,582	$1,033,427
SM Energy Co.	28,970	1,089,562
		8,879,399
Personal Products — 0.3%
BellRing Brands, Inc.*(a)	36,716	756,717
Professional Services — 3.0%
Alight, Inc. (Class A Stock)*(a)	80,088	587,045
ASGN, Inc.*	19,717	1,781,825
First Advantage Corp.*	67,885	870,965
ICF International, Inc.	15,576	1,698,095
KBR, Inc.	44,742	1,933,749
Kforce, Inc.	13,201	774,239
		7,645,918
Real Estate Management & Development — 1.0%
DigitalBridge Group, Inc.(a)	74,883	936,786
Kennedy-Wilson Holdings, Inc.	104,335	1,613,019
		2,549,805
Road & Rail — 0.7%
ArcBest Corp.	13,245	963,309
Saia, Inc.*	4,356	827,640
		1,790,949
Semiconductors & Semiconductor Equipment — 1.3%
Cohu, Inc.*	61,090	1,574,900
MACOM Technology Solutions Holdings, Inc.*	22,789	1,180,242
Onto Innovation, Inc.*	8,591	550,254
		3,305,396
Software — 2.2%
Cerence, Inc.*(a)	30,221	475,981
Domo, Inc. (Class B Stock)*	39,123	703,823
JFrog Ltd. (Israel)*(a)	62,790	1,388,287
LiveRamp Holdings, Inc.*	48,043	872,461
Smartsheet, Inc. (Class A Stock)*	12,622	433,692
Tenable Holdings, Inc.*	30,722	1,069,125
Verint Systems, Inc.*	20,075	674,118
		5,617,487
Specialty Retail — 2.1%
Academy Sports & Outdoors, Inc.(a)	47,808	2,016,541
American Eagle Outfitters, Inc.(a)	33,977	330,596
Asbury Automotive Group, Inc.*	7,098	1,072,508
Group 1 Automotive, Inc.	11,235	1,605,145
Signet Jewelers Ltd.(a)	4,579	261,873
		5,286,663
Technology Hardware, Storage & Peripherals — 0.2%
Xerox Holdings Corp.(a)	30,624	400,562
Textiles, Apparel & Luxury Goods — 1.2%
Capri Holdings Ltd.*	31,670	1,217,395
Carter’s, Inc.(a)	11,466	751,367

A3

PSF SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Deckers Outdoor Corp.*	3,017	$943,144
		2,911,906
Thrifts & Mortgage Finance — 1.5%
MGIC Investment Corp.	145,504	1,865,361
NMI Holdings, Inc. (Class A Stock)*	48,026	978,290
Walker & Dunlop, Inc.	11,681	978,050
		3,821,701
Trading Companies & Distributors — 1.2%
Beacon Roofing Supply, Inc.*	25,824	1,413,089
Herc Holdings, Inc.	7,323	760,713
WESCO International, Inc.*	6,414	765,704
		2,939,506
Water Utilities — 0.3%
SJW Group	15,189	874,886
Wireless Telecommunication Services — 0.2%
Telephone & Data Systems, Inc.(a)	43,951	610,919

Total Common Stocks (cost $255,384,488)		247,845,000
Exchange-Traded Fund — 1.2%
iShares Russell 2000 Value ETF(a)	22,900	2,952,497
(cost $3,210,636)

Total Long-Term Investments (cost $258,595,124)		250,797,497
Short-Term Investments — 15.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	2,221,566	2,221,566
PGIM Institutional Money Market Fund (cost $36,126,640; includes $36,046,756 of cash collateral for securities on loan)(b)(wa)	36,164,345	36,139,030

Total Short-Term Investments (cost $38,348,206)		38,360,596

TOTAL INVESTMENTS—114.2% (cost $296,943,330)		289,158,093

Liabilities in excess of other assets — (14.2)%		(36,023,028)

Net Assets — 100.0%		$253,135,065

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
LP	Limited Partnership
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $34,926,279; cash collateral of $36,046,756 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4